Exhibit 99.1
CIT Equipment Collateral 2008-VT1
Monthly Servicing Report
Determination Date:		07/17/08
Collection Period:	06/01/08	06/30/08
Record Date:		07/18/08
Payment Date:		07/21/08

I.	AVAILABLE FUNDS

	A.	Collections

		a.	Scheduled Payments Received			$19,584,784.05
		b.	Liquidation Proceeds Allocated to Owner Trust			22,347.74
		c.	Prepayments on Contracts			941,541.45
		d.	Payments on Purchased Contracts			0.00
		e.	Proceeds of Clean-up Call			0.00
		f.	Investment Earnings on Collection Account			96,257.30

				Total Collections		$20,644,930.54

	B.	Determination of Available Funds

		a.	Total Collections			$20,644,930.54
		b.	Servicer Advances			1,765,897.46
		c.	Recoveries of prior Servicer Advances			(1,397,296.52)
		d.	Withdrawal from Reserve Account			0.00
		e.	Net Swap Receipt			0.00

				Total Available Funds =		$21,013,531.48

II.	DISTRIBUTION AMOUNTS

	A.	COLLECTION ACCOUNT DISTRIBUTION

		1.	Servicing Fee			358,708.50

		2.	Net Swap Payment			10,094.19

		3.	Class A-1 Note Interest Distribution		395,801.69
			Class A-1 Note Principal Distribution		15,691,896.00
			Aggregate Class A-1 distribution			16,087,697.69

		4.	Class A-2A Note Interest Distribution		416,500.00
			Class A-2A Note Principal Distribution		0.00
			Aggregate Class A-2 distribution			416,500.00

		5.	Class A-2B Note Interest Distribution		181,391.64
			Class A-2B Note Principal Distribution		0.00
			Aggregate Class A-2B distribution			181,391.64

		6.	Class A-3 Note Interest Distribution		1,093,033.88
			Class A-3 Note Principal Distribution		0.00
			Aggregate Class A-4 distribution			1,093,033.88

		7.	Class B Note Interest Distribution		94,964.49
			Class B Note Principal Distribution		534,751.76
			Aggregate Class B distribution			629,716.25

		8.	Class C Note Interest Distribution		145,635.65
			Class C Note Principal Distribution		762,678.75
			Aggregate Class C distribution			908,314.40

		9.	Class D Note Interest Distribution		110,903.10
			Class D Note Principal Distribution		543,518.19
			Aggregate Class D distribution			654,421.29

		10.	Deposit to the Reserve Account			0.00

		11.	Trustee Expenses			0.00

		12.	Any additional payments to swap counterparty			0.00

		13.	Remainder to the holder of the equity certificate			673,653.64

				Collection Account Distributions =		21,013,531.48

	B.	INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =		0.00

III.	INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

			Distribution	Class A-1	Class A-2A	Class A-2B	Class A-3
			Amounts	Notes	Notes	Notes	Notes

		1.	Interest Due	395,801.69	416,500.00	181,391.64	1,093,033.88
		2.	Interest Paid	395,801.69	416,500.00	181,391.64	1,093,033.88
		3.	Interest Shortfall	0.00	0.00	0.00	0.00
			((1) minus (2))
		4.	Principal Paid	15,691,896.00	0.00	0.00	0.00

		5.	Total Distribution Amount	16,087,697.69	416,500.00	181,391.64	1,093,033.88
			((2) plus (4))

			Distribution	Class B	Class C	Class D	Total Offered
			Amounts	Notes	Notes	Notes	Notes

		1.	Interest Due	94,964.49	145,635.65	110,903.10	2,438,230.45
		2.	Interest Paid	94,964.49	145,635.65	110,903.10	2,438,230.45
		3.	Interest Shortfall	0.00	0.00	0.00	0.00
			((1) minus (2))
		4.	Principal Paid	534,751.76	762,678.75	543,518.19	17,532,844.70

		5.	Total Distribution Amount	629,716.25	908,314.40	654,421.29	19,971,075.15
			((2) plus (4))

IV.	Information Regarding the Securities

	A	Summary of Balance Information

				Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
			Class	Coupon	Jul-08	Jul-08	Jun-08	Jun-08
				Rate	Payment Date	Payment Date	Payment Date	Payment Date

		a.	Class A-1 Notes	2.82620%	146,943,681.69	0.74591	162,635,577.69	0.82556
		b.	Class A-2A Notes	4.7600%	105,000,000.00	1.00000	105,000,000.00	1.00000
		c.	Class A-2B Notes	4.4819%	47,000,000.00	1.00000	47,000,000.00	1.00000
		d.	Class A-3 Notes	6.5900%	199,035,000.00	1.00000	199,035,000.00	1.00000
		e.	Class B Notes	6.5100%	16,970,223.23	0.90866	17,504,974.99	0.93730
		f.	Class C Notes	7.0000%	24,203,433.13	0.90867	24,966,111.88	0.93731
		g.	Class D Notes	7.4800%	17,248,423.61	0.90867	17,791,941.80	0.93730

		h.	Total Offered Notes		556,400,761.66		573,933,606.36

	B	Other Information

				Scheduled	Scheduled
				Principal Balance	Principal Balance
			Class	Jul-08	Jun-08
				Payment Date	Payment Date

			Class A-1 Notes	150,640,763.26	166,585,374.38

					Target	Class	Target	Class
				Class	Principal Balance	Floor	Principal Amount	Floor
			Class	Percentage	Jul-08	Jul-08	Jun-08	Jun-08
					Payment Date	Payment Date	Payment Date	Payment Date

			Class A	89.50%	497,978,681.69		513,670,577.69
			Class B	3.05%	16,970,223.23	0.00	17,504,974.99	0.00
			Class C	4.35%	24,203,433.13	0.00	24,966,111.88	0.00
			Class D	3.10%	17,248,423.61	0.00	17,791,941.80	0.00

V.	PRINCIPAL

	A.	MONTHLY PRINCIPAL AMOUNT

		1.	Principal Balance of Notes and Equity Certificates			573,933,606.36
			(End of Prior Collection Period)
		2.	Contract Pool Principal Balance (End of Collection Period)			556,400,761.66

			Total monthly principal amount			17,532,844.70

	B.	PRINCIPAL BREAKDOWN			No. of Accounts

		1.	Scheduled Principal		40,217	16,568,161.02
		2.	Prepaid Contracts		75	936,412.01
		3.	Defaulted Contracts		6	28,271.67
		4.	Contracts purchased by CIT Financial USA, Inc.		0	0.00

			Total Principal Breakdown		40,298	17,532,844.70

VI.	CONTRACT POOL DATA

	A.	CONTRACT POOL CHARACTERISTICS
					Original	Jul-08	Jun-08
					Pool	Payment Date	Payment Date
		1.	a. Contract Pool Balance		612,329,039.33	556,400,761.66	573,933,606.36
			b. No of Contracts		40,723	40,217	40,298
			c. Pool Factor		1.0000	0.9087	0.9373
		2.	Weighted Average Remaining Term		39.80	37.27	38.10
		3.	Weighted Average Original Term (at closing)		44.60

	B.	DELINQUENCY INFORMATION
				% of	% of Aggregate
					Required Payoff	No. Of	Aggregate Required
				Contracts	Amount	Accounts	Payoff Amounts
		1.	Current	96.80%	97.11%	38,931	543,949,420.48
			31-60 days	1.90%	1.78%	764	9,998,610.99
			61-90 days	0.98%	0.90%	393	5,014,120.18
			91-120 days	0.30%	0.19%	121	1,083,948.15
			121-150 days	0.01%	0.01%	3	63,317.15
			151-180 days	0.01%	0.01%	5	55,570.26
			180+days (1)	0.00%	0.00%	0	0.00

			Total Delinquency	100.00%	100.00%	40,217	560,164,987.21

		2.	Delinquent Scheduled Payments:

			Beginning of Collection Period			3,395,624.61
			End of Collection Period			3,764,225.55

			Change in Delinquent Scheduled Payments			368,600.94

		(1)	Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

	C.	DEFAULTED CONTRACT INFORMATION

		1.	Aggregate Contract Balance on Defaulted Contracts			28,271.67
		2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			22,347.74
			Current period reported net losses			5,923.93

		3.	Cumulative Reported Net Losses			5,923.93

		4.	Cumulative Net Loss Ratio			0.0010%

		5.	Cummlative Net Loss Trigger			0.5000%

VII.	MISCELLANEOUS INFORMATION

	A.	SERVICER ADVANCE BALANCE

		1.	Opening Servicer Advance Balance			3,395,624.61
		2.	Current Period Servicer Advance			1,765,897.46
		3.	Recoveries of prior Servicer Advances			(1,397,296.52)
		4.	Ending Servicer Advance Balance			3,764,225.55

		5	Unreimbursed Servicer Advances			0.00

B.	RESERVE ACCOUNT

	1.	Opening Reserve Account			41,610,186.46

	2.	Deposit from the Collection Account			0.00

	3.	Withdrawals from the Reserve Account			0.00

	4.	Investment Earnings			135,224.06

	5.	Investment Earnings Distributions to the Depositor			(135,224.06)

	6.	Remaining available amount			41,610,186.46

	7.	Specified Reserve Account Balance			40,339,055.22

	8.	Reserve Account Surplus/(Shortfall)			1,271,131.24

	9.	Distribution of Reserve Account Surplus to the Depositor			(1,271,131.24)

	10.	Ending Reserve Account Balance			40,339,055.22

	11.	Reserve Account deficiency			0.00

	12.	Reserve Account Floor			18,369,871.18

C.	OTHER RELATED INFORMATION

	1.	Discount Rate		6.6060%

	2.	Life to Date Prepayment (CPR)		6.59%

	3.	Life to Date Substitutions:

		a. Prepayments	0.00

		b. Defaults	0.00

	4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				N/A

	5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				N/A

	6.	Any material breaches of pool assets representations or warranties or transaction covenants:

	7.	Information regarding pool asset substitutions and repurchase:				0.00

	8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures used to originate, acquire, or select new pool assets:				N/A

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10.	Class A-3 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2A Note Reallocated Principal Distribution;
16	Class A-2B Note Reallocated Principal Distribution;
17	Class A-3 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10	Class A-3 Note Principal Distribution;
11	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E.	DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

06/30/08	1.78%	0.90%	0.19%	0.01%	0.01%
05/31/08	2.67%	0.43%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

06/30/08	0.001%	5,923.93	6.59%
05/31/08	0.000%	0.00	7.95%
04/30/08	0.000%	0.00	9.85%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above

CIT Equipment Collateral 2008-VT1 Statistical Information by Business Units

Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)	Cumulative Net Losses ($)	Cum. Gross Losses %	Cum. Net Losses %	LTD CPR
06/30/08	Avaya Portfolio	$89,955,043.10	$90,273,236.03	$6,270.78	$5,923.93	0.01%	0.01%	5.65%
06/30/08	DFS Portfolio	245,770,117.42	247,604,499.27	13,129.94	0.00	0.00%	0.00%	8.38%
06/30/08	Other	220,675,601.14	222,287,251.91	8,870.95	0.00	0.00%	0.00%	4.94%

	Totals	556,400,761.66	560,164,987.21	28,271.67	5,923.93	0.005%	0.0010%	6.59%

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+ %
06/30/08	Avaya Portfolio	98.96%	0.75%	0.29%	0.00%	0.00%	0.00%	0.00%
06/30/08	DFS Portfolio	98.41%	0.85%	0.58%	0.15%	0.00%	0.00%	0.00%
06/30/08	Other	94.89%	3.25%	1.49%	0.32%	0.03%	0.02%	0.00%

	Totals	97.11%	1.78%	0.90%	0.19%	0.01%	0.01%	0.00%

Coll. Period	Portfolio Name	Delq. Current	No.of Delq Current	Delq 31-60	No. of Delq 31-60	Delq 61-90	No. of Delq 61-90	Delq 91-120
06/30/08	Avaya Portfolio.	$89,333,955.80	2,984	$672,741.28	53	$263,052.51	15	$3,486.44
06/30/08	DFS Portfolio	243,676,204.47	22,142	2,104,057.09	330	1,447,341.07	200	376,896.64
06/30/08	Other	210,939,260.21	13,805	7,221,812.62	381	3,303,726.60	178	703,565.07

	Totals	543,949,420.48	38,931	9,998,610.99	764	5,014,120.18	393	1,083,948.15

Coll. Period	Portfolio Name	No. of Delq 91-120	Delq 121-150	No. of Delq 121-150	Delq 151-180	No. of Delq 151-180	Delq 180+	No. of Delq 180+
06/30/08	Avaya Portfolio.	1	$0.00	0	$0.00	0	$0.00	0
06/30/08	DFS Portfolio	75	0.00	0	0.00	0	0.00	0
06/30/08	Other	45	63,317.15	3	55,570.26	5	0.00	0

	Totals	121	63,317.15	3	55,570.26	5	0.00	0